Subsequent Events (Details)	Aug. 01, 2024 CNY (¥)	May 17, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Subsequent Events [Line Items]
Borrowings			¥ 318,540,732	$ 44,896,509	¥ 193,736,563
Subsequent Event [Member] | Guangfa Bank Shenyang Branch [Member]
Subsequent Events [Line Items]
Borrowings		¥ 19,800,000
Subsequent Event [Member] | Guangfa Bank Shenyang Branch [Member]
Subsequent Events [Line Items]
Interest borrowing rate		4.00%
Forecast [Member] | Beijing HRJK Real Estate Co., Ltd [Member]
Subsequent Events [Line Items]
Borrowings	¥ 93,400,000
Forecast [Member] | Shanghai Pudong Development Bank Co., Ltd. [Member]
Subsequent Events [Line Items]
Interest borrowing rate	5.00%